UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

December 31
Date of Fiscal Year End

June 30, 2019
Date of Reporting Period

Item 1. Report to Stockholders

Calvert Responsible Municipal Income Fund
Calvert Absolute Return Bond Fund

Calvert Responsible Municipal Income Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report June 30, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
21	Board of Trustees’ Contract Approval
24	Officers and Trustees
25	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Craig R. Brandon, CFA and Cynthia J. Clemson, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/23/1983	08/23/1983	4.90%	6.08%	2.96%	3.44%
Class A with 3.75% Maximum Sales Charge	—	—	0.95	2.10	2.18	3.05
Class C at NAV	07/15/2015	08/23/1983	4.49	5.23	2.35	3.13
Class C with 1% Maximum Sales Charge	—	—	3.49	4.23	2.35	3.13
Class I at NAV	07/15/2015	08/23/1983	5.04	6.42	3.24	3.58

Bloomberg Barclays Municipal Bond Index	—	—	5.09%	6.71%	3.64%	4.72%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.95%	1.70%	0.70%
Net				0.75	1.50	0.50

% SEC Yield[4]				Class A	Class C	Class I
SEC 30-day Yield - Subsidized				1.32%	0.63%	1.62%
SEC 30-day Yield - Unsubsidized				1.08	0.40	1.38

Fund Profile

CREDIT QUALITY (% of total investments)[5]

AAA	22.6%
AA	48.7%
A	20.5%
BBB	2.6%
BB	2.0%
Not Rated	3.6%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures
1 Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

5 Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,049.00	$4.01**	0.79%
Class C	$1,000.00	$1,044.90	$7.81**	1.54%
Class I	$1,000.00	$1,050.40	$2.39**	0.47%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.88	$3.96**	0.79%
Class C	$1,000.00	$1,017.16	$7.70**	1.54%
Class I	$1,000.00	$1,022.46	$2.36**	0.47%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited)

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 99.3%
Bond Bank - 7.0%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	1,000,000	1,274,770
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140,000	1,386,787
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500,000	1,813,680
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000,000	2,442,980
Iowa Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 8/1/35	1,500,000	1,862,265
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
5.00%, 10/1/30	1,000,000	1,143,290
5.00%, 10/1/31	1,000,000	1,141,960
		11,065,732

Education - 9.4%
Arizona State University, Green Bonds, 5.00%, 7/1/39	2,000,000	2,480,540
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920,000	1,141,564
Green Bonds, 5.00%, 10/1/36	765,000	937,576
Green Bonds, 5.00%, 10/1/38	730,000	887,819
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29 (1)	360,000	400,453
Grand Valley State University, MI, 5.00%, 12/1/33	1,000,000	1,172,560
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130,000	1,269,645
Ohio State University, 5.00%, 12/1/29	1,915,000	2,504,916
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550,000	1,685,548
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000,000	2,344,880
		14,825,501

Electric Utilities - 2.1%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	1,000,000	1,256,560
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120,000	1,278,838
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655,000	800,823
		3,336,221

Escrowed/Prerefunded - 3.9%
Highlands County Health Facilities Authority, FL, (Adventist Health System), Prerefunded to 11/15/19, 5.625%, 11/15/37	5,000	5,079
Honolulu City and County, HI, Prerefunded to 12/1/20, 5.00%, 12/1/34	1,000,000	1,052,240
Kansas Development Finance Authority, (Adventist Health System):
Prerefunded to 11/15/19, 5.50%, 11/15/29	20,000	20,294
Prerefunded to 11/15/19, 5.75%, 11/15/38	25,000	25,390

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
Prerefunded to 11/15/19, 5.75%, 11/15/38	975,000	990,775
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Prerefunded to 8/1/19, 5.125%, 8/1/35	4,010,000	4,022,271
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85,000	111,952
		6,228,001

General Obligations - 20.7%
Bexar County, TX, 4.00%, 6/15/32	2,000,000	2,201,900
California:
4.00%, 9/1/32	1,000,000	1,129,930
Green Bonds, 3.75%, 10/1/37	1,000,000	1,052,240
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000,000	1,144,630
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000,000	2,417,540
Fremont Union High School District, CA, 4.00%, 8/1/36	1,500,000	1,685,640
Hawaii, 4.00%, 10/1/34	2,000,000	2,229,980
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460,000	2,702,261
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000,000	2,285,940
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000,000	2,397,700
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670,000	1,945,683
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000,000	1,251,420
New York, NY, 5.00%, 8/1/26	2,000,000	2,317,100
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000,000	1,232,890
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000,000	2,519,920
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 5.00%, 8/1/33	1,000,000	1,243,090
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545,000	1,710,748
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000,000	1,192,130
		32,660,742

Hospital - 5.6%
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.625%, 11/15/37	1,075,000	1,090,566
Kansas Development Finance Authority, (Adventist Health System), 5.50%, 11/15/29	980,000	993,926
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500,000	595,745
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000,000	2,086,180
Montgomery County, OH, (Catholic Health Initiatives), 5.00%, 5/1/39	1,625,000	1,629,436
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,000,000	2,479,580
		8,875,433

Housing - 7.2%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240,000	1,467,490
Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue:
4.00%, 5/15/31	1,020,000	1,136,056
4.00%, 5/15/34	1,145,000	1,258,584
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575,000	1,651,009
4.35%, 7/1/50	1,000,000	1,063,310
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750,000	776,228

6 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
New York City Housing Development Corp., NY, 3.80%, 11/1/30	1,000,000	1,063,420
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500,000	510,825
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000,000	1,049,020
Utah Housing Corp., 4.00%, 1/1/36	1,410,000	1,459,533
		11,435,475

Industrial Development Revenue - 4.8%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850,000	899,368
Cobb County Development Authority, GA, (Waste Management, Inc.), 1.875% to 10/1/19 (Put Date), 4/1/33	1,000,000	1,000,800
New York Transportation Development Corp., (American Airlines, Inc.), (AMT), 5.00%, 8/1/20	3,000,000	3,094,350
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000,000	1,032,620
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500,000	509,260
Washington Economic Development Finance Authority, (Waste Management, Inc.), 2.125%, 6/1/20 (1)	1,000,000	1,000,950
		7,537,348

Insured - General Obligations - 0.6%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000,000	900,130

Insured - Hospital - 1.9%
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 1.33%, 8/15/34 (2)	2,995,000	2,995,000

Insured - Housing - 0.4%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	500,000	578,915

Insured - Solid Waste - 0.8%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/28 (3)	500,000	629,690
Green Bonds, (AGM), (AMT), 5.00%, 9/1/30 (3)	500,000	629,905
		1,259,595

Insured - Transportation - 0.7%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	1,000,000	1,147,670

Lease Revenue / Certificates of Participation - 1.9%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500,000	541,915
4.00%, 10/1/35	600,000	648,636
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500,000	1,743,600
		2,934,151

Other Revenue - 9.2%
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915,000	2,035,817
California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000,000	2,381,740
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170,000	1,254,860

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310,000	1,593,956
Green Bonds, 5.00%, 9/1/36	1,445,000	1,746,297
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000,000	1,077,100
4.45%, 11/1/36	1,000,000	1,093,230
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000,000	1,335,140
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855,000	1,963,555
		14,481,695

Senior Living/Life Care - 1.3%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	1,875,000	2,031,863

Special Tax Revenue - 9.4%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	1,100,000	1,212,783
Green Bonds, 5.00%, 11/1/35	1,000,000	1,178,220
Harris County Flood Control District, TX, Prerefunded to 10/1/20, 5.00%, 10/1/27	3,450,000	3,607,354
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000,000	2,473,900
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000,000	1,210,030
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275,000	2,780,619
New York State Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000,000	1,075,410
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000,000	1,337,320
		14,875,636

Water and Sewer - 12.4%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	2,000,000	2,445,600
Boston Water and Sewer Commission, MA, Prerefunded to 11/1/19, 5.00%, 11/1/30	1,000,000	1,012,180
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150,000	186,449
5.00%, 1/1/28	770,000	953,753
East Bay Municipal Utility District, CA:
Water System Revenue, Green Bonds, 5.00%, 6/1/35	1,000,000	1,237,420
Water System Revenue, Green Bonds, 5.00%, 6/1/36	1,650,000	2,097,496
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/30	1,000,000	1,203,360
Green Bonds, 5.00%, 10/1/36	1,000,000	1,174,880
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000,000	1,251,810
Green Bonds, 5.00%, 6/1/38	2,000,000	2,427,400
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500,000	1,848,345
Green Bonds, 5.00%, 8/1/40	1,000,000	1,186,210

8 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500,000	2,509,150
		19,534,053

Total Municipal Obligations (Cost $149,674,475)		156,703,161

TOTAL INVESTMENTS (Cost $149,674,475) - 99.3%		156,703,161
Other assets and liabilities, net - 0.7%		1,066,546
NET ASSETS - 100.0%		157,769,707

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,401,403, which represents 0.9% of the net assets of the Fund as of June 30, 2019.

(2) Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2019.

(3) When-issued security.

Abbreviations:
AGC:	Assured Guaranty Corp.
AGM:	Assured Guaranty Municipal Corp.
AMT:	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
PSF:	Permanent School Fund
SPA:	Standby Bond Purchase Agreement

At June 30, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California 23.2%
Others, representing less than 10% individually 76.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 4.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 3.8% of total investments.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 10-Year Treasury Note	(34)	9/19/2019	($4,350,938)	($81,824)
See notes to financial statements.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited) 9

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $149,674,475)	$156,703,161
Cash	511,687
Receivable for investments sold	85,000
Receivable for capital shares sold	225,973
Interest receivable	1,652,649
Receivable from affiliate	32,110
Deposits at broker for futures contracts	35,700
Trustees’ deferred compensation plan	97,019
Other assets	6,517
Total assets	159,349,816

LIABILITIES
Payable for variation margin on open futures contracts	983
Payable for when-issued securities	1,259,295
Payable for capital shares redeemed	63,238
Distributions payable	22,292
Payable to affiliates:
Investment advisory fee	45,102
Administrative fee	15,463
Distribution and service fees	24,314
Sub-transfer agency fee	1,411
Trustees’ deferred compensation plan	97,019
Accrued expenses	50,992
Total liabilities	1,580,109
NET ASSETS	$157,769,707

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$181,265,065
Accumulated loss	(23,495,358)
Total	$157,769,707

NET ASSET VALUE PER SHARE
Class A (based on net assets of $113,712,855 and 7,028,014 shares outstanding)	$16.18
Class C (based on net assets of $1,276,906 and 78,912 shares outstanding)	$16.18
Class I (based on net assets of $42,779,946 and 2,637,233 shares outstanding)	$16.22

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$16.81
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

10 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited)

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income	$2,387,587
Total investment income	2,387,587

EXPENSES
Investment advisory fee	263,436
Administrative fee	90,321
Distribution and service fees:
Class A	137,983
Class C	5,400
Trustees’ fees and expenses	4,918
Custodian fees	10,524
Transfer agency fees and expenses	73,297
Accounting fees	17,257
Professional fees	28,936
Registration fees	27,833
Reports to shareholders	7,693
Miscellaneous	19,926
Total expenses	687,524
Waiver and/or reimbursement of expenses by affiliate	(151,788)
Reimbursement of expenses-other	(2,070)
Net expenses	533,666
Net investment income	1,853,921

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	148,909
Futures contracts	(518,397)
(369,488)

Net change in unrealized appreciation (depreciation) on:
Investment securities	5,496,873
Futures contracts	330,206
5,827,079

Net realized and unrealized gain	5,457,591

Net increase in net assets resulting from operations	$7,311,512
See notes to financial statements.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited) 11

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$1,853,921	$3,622,279
Net realized gain (loss)	(369,488)	668,463
Net change in unrealized appreciation (depreciation)	5,827,079	(3,382,232)
Net increase in net assets resulting from operations	7,311,512	908,510

Distributions to shareholders:
Class A shares	(1,333,104)	(2,733,938)
Class C shares	(8,645)	(20,038)
Class I shares	(529,813)	(834,608)
Total distributions to shareholders	(1,871,562)	(3,588,584)

Capital share transactions:
Class A shares	861,265	(8,887,449)
Class C shares	43,501	(21,854)
Class I shares	5,552,413	13,058,817
Net increase in net assets from capital share transactions	6,457,179	4,149,514

TOTAL INCREASE IN NET ASSETS	11,897,129	1,469,440

NET ASSETS
Beginning of period	145,872,578	144,403,138
End of period	$157,769,707	$145,872,578
See notes to financial statements.

12 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited)

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (1) (Unaudited)		Year Ended December 31,
CLASS A SHARES			2018 (1)	2017 (1)	2016 (1)	2015 (1)	2014
Net asset value, beginning	$15.61		$15.91	$15.55	$16.03	$16.00	$15.33
Income from investment operations:
Net investment income	0.19		0.38	0.41	0.42	0.42	0.44
Net realized and unrealized gain (loss)	0.57		(0.30)	0.36	(0.48)	0.03	0.71
Total from investment operations	0.76		0.08	0.77	(0.06)	0.45	1.15
Distributions from:
Net investment income	(0.19)		(0.38)	(0.41)	(0.42)	(0.42)	(0.48)
Total distributions	(0.19)		(0.38)	(0.41)	(0.42)	(0.42)	(0.48)
Total increase (decrease) in net asset value	0.57		(0.30)	0.36	(0.48)	0.03	0.67
Net asset value, ending	$16.18		$15.61	$15.91	$15.55	$16.03	$16.00
Total return (2)	4.90%	(3)	0.54%	5.00%	(0.42%)	2.87%	7.54%
Ratios to average net assets: (4)
Total expenses	0.97%	(5)	0.95%	0.94%	0.92%	0.94%	0.91%
Net expenses	0.79%	(5)	0.80%	0.80%	0.80%	0.88%	0.91%
Net investment income	2.39%	(5)	2.44%	2.61%	2.62%	2.65%	2.76%
Portfolio turnover	12%	(3)	9%	27%	24%	41%	79%
Net assets, ending (in thousands)	$113,713		$108,866	$119,971	$131,474	$140,246	$141,251

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited) 13

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,			Period Ended December 31,
CLASS C SHARES			2018	2017	2016	2015 (1)
Net asset value, beginning	$15.61		$15.91	$15.55	$16.05	$15.72
Income from investment operations:
Net investment income (2)	0.13		0.26	0.29	0.30	0.14
Net realized and unrealized gain (loss)	0.57		(0.29)	0.37	(0.49)	0.33
Total from investment operations	0.70		(0.03)	0.66	(0.19)	0.47
Distributions from:
Net investment income	(0.13)		(0.27)	(0.30)	(0.31)	(0.14)
Total distributions	(0.13)		(0.27)	(0.30)	(0.31)	(0.14)
Total increase (decrease) in net asset value	0.57		(0.30)	0.36	(0.50)	0.33
Net asset value, ending	$16.18		$15.61	$15.91	$15.55	$16.05
Total return (3)	4.49%	(4)	(0.19%)	4.25%	(1.25%)	3.03%	(4)
Ratios to average net assets: (5)
Total expenses	1.72%	(6)	1.69%	2.87%	3.08%	26.80%	(6)
Net expenses	1.54%	(6)	1.55%	1.55%	1.55%	1.55%	(6)
Net investment income	1.63%	(6)	1.69%	1.84%	1.86%	1.94%	(6)
Portfolio turnover	12%	(4)	9%	27%	24%	41%	(4)
Net assets, ending (in thousands)	$1,277		$1,195	$1,240	$912	$281

(1) From July 15, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited)

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,			Period Ended December 31,
CLASS I SHARES			2018	2017	2016	2015 (1)
Net asset value, beginning	$15.65		$15.93	$15.57	$16.06	$15.72
Income from investment operations:
Net investment income (2)	0.21		0.44	0.46	0.48	0.22
Net realized and unrealized gain (loss)	0.57		(0.30)	0.36	(0.49)	0.34
Total from investment operations	0.78		0.14	0.82	(0.01)	0.56
Distributions from:
Net investment income	(0.21)		(0.42)	(0.46)	(0.48)	(0.22)
Total distributions	(0.21)		(0.42)	(0.46)	(0.48)	(0.22)
Total increase (decrease) in net asset value	0.57		(0.28)	0.36	(0.49)	0.34
Net asset value, ending	$16.22		$15.65	$15.93	$15.57	$16.06
Total return (3)	5.04%	(4)	0.92%	5.35%	(0.13%)	3.55%	(4)
Ratios to average net assets: (5)
Total expenses	0.72%	(6)	0.69%	0.76%	1.10%	4.51%	(6)
Net expenses	0.47%	(6)	0.45%	0.45%	0.45%	0.45%	(6)
Net investment income	2.70%	(6)	2.79%	2.93%	2.99%	3.01%	(6)
Portfolio turnover	12%	(4)	9%	27%	24%	41%	(4)
Net assets, ending (in thousands)	$42,780		$35,812	$23,193	$9,434	$1,035

(1) From July 15, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited) 15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers operate in a manner consistent with the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the

16 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited)

appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$156,703,161	$—	$156,703,161
Total Investments	$—	$156,703,161	$—	$156,703,161

Liabilities
Futures Contracts	$(81,824)	$—	$—	$(81,824)
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E. Distributions to Shareholders: The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. Prior to February 1, 2019, dividends from net investment income were declared monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited) 17

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
K. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the investment advisory fee amounted to $263,436.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% (0.80%, 1.55% and 0.45% prior to May 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the six months ended June 30, 2019, CRM waived or reimbursed expenses of $151,788.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $90,321.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2019 amounted to $137,983 and $5,400 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $8,355 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2019. The Fund was also informed that EVD received $184 and less than $100 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $8,733 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates

18 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited)

are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $2,070, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $24,059,626 and $18,327,864, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $30,594,880 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $549,368 are short-term and $30,045,512 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$149,859,744
Gross unrealized appreciation	$6,843,417
Gross unrealized depreciation	(81,824)
Net unrealized appreciation (depreciation)	$6,761,593
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2019 is included in the Schedule of Investments. During the six months ended June 30, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$—	($81,824)	(1)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($518,397)	$330,206
The average notional cost of futures contracts (short) outstanding during the six months ended June 30, 2019 was approximately $6,712,000.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with State Street Bank and Trust Company, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited) 19

London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at June 30, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.
NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	358,716	$5,682,126	615,669	$9,614,617
Reinvestment of distributions	76,280	1,214,489	159,197	2,480,352
Shares redeemed	(389,555)	(6,180,889)	(1,343,058)	(20,982,418)
Converted from Class C	9,288	145,539	—	—
Net increase (decrease)	54,729	$861,265	(568,192)	($8,887,449)

Class C
Shares sold	16,155	$259,624	22,031	$344,228
Reinvestment of distributions	537	8,549	1,286	20,038
Shares redeemed	(5,025)	(79,133)	(24,706)	(386,120)
Converted to Class A	(9,288)	(145,539)	—	—
Net increase (decrease)	2,379	$43,501	(1,389)	($21,854)

Class I
Shares sold	560,571	$8,896,494	1,370,331	$21,439,358
Reinvestment of distributions	31,288	499,803	47,530	741,514
Shares redeemed	(242,855)	(3,843,884)	(585,542)	(9,122,055)
Net increase	349,004	$5,552,413	832,319	$13,058,817

20 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited)

BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited) 21

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the
Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Responsible Municipal Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

22 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited)

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-, three- and five-year periods ended September 30, 2018, while the Fund had underperformed its benchmark index for the one-, three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited) 23

OFFICERS AND TRUSTEES

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Trustees

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

24 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (Unaudited) 25

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24174 6.30.19

Calvert Absolute Return Bond Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report June 30, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
27	Board of Trustees’ Contract Approval
30	Officers and Trustees
31	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2014	09/30/2014	4.67%	4.53%	—	3.30%
Class A with 3.75% Maximum Sales Charge	—	—	0.75	0.62	—	2.48
Class C at NAV	09/30/2014	09/30/2014	4.28	3.75	—	2.52
Class C with 1% Maximum Sales Charge	—	—	3.28	2.75	—	2.52
Class I at NAV	09/30/2014	09/30/2014	4.83	4.81	—	3.69
Class R6 at NAV	05/01/2019	09/30/2014	4.86	4.84	—	3.70

ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	1.24%	2.31%	0.87%	0.92%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
			0.93%	1.68%	0.68%	0.65%

% SEC Yield[4]			Class A	Class C	Class I	Class R6
SEC 30-day Yield - Subsidized			3.06%	2.44%	3.44%	3.46%
SEC 30-day Yield - Unsubsidized			2.99	2.35	3.37	3.39

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[5]

Asset-Backed Securities	30.2%
Corporate Bonds	29.3%
U.S. Treasury Obligations	11.6%
Commercial Paper	9.0%
Commercial Mortgage-Backed Securities	7.9%
Collateralized Mortgage-Backed Obligations	7.8%
Floating Rate Loans	3.4%
Convertible Bonds	0.8%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

Endnotes and Additional Disclosures

[1]
ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements. The Fund has a contractual expense reimbursement that continues through 4/30/20.

[5]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the entire period (January 1, 2019 to June 30, 2019) for Class A, Class C and Class I and (May 1, 2019 to June 30, 2019) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2019 to June 30, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period (1/1/19 - 6/30/19)	Annualized Expense Ratio
Actual*
Class A	$1,000.00	$1,046.70	$4.87**	0.96%
Class C	$1,000.00	$1,042.80	$8.66**	1.71%
Class I	$1,000.00	$1,048.30	$3.35**	0.66%
Class R6	$1,000.00	$1,008.10	$1.04	0.62%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,020.03	$4.81**	0.96%
Class C	$1,000.00	$1,016.32	$8.55**	1.71%
Class I	$1,000.00	$1,021.52	$3.31**	0.66%
Class R6	$1,000.00	$1,021.72	$3.11	0.62%

* Class R6 had not commenced operations on January 1, 2019. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period); 61/365 for Class R6 (to reflect the period from the commencement of operations on May 1, 2019 to June 30, 2019). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018 (May 1, 2019 for Class R6).

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018 (May 1, 2019 for Class R6).

4 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

CALVERT ABSOLUTE RETURN BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 29.0%
Consumer, Cyclical - 7.3%
American Airlines Group, Inc., 5.50%, 10/1/19 (1)	700,000	706,650
American Airlines Pass-Through Trust:
5.25%, 7/15/25	127,232	134,414
5.60%, 1/15/22 (1)	2,496,724	2,542,539
5.625%, 7/15/22 (1)	1,020,424	1,046,190
Azul Investments LLP, 5.875%, 10/26/24 (1)	965,000	954,144
Ford Motor Credit Co. LLC:
3.226%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (2)	1,675,000	1,670,725
3.484%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (2)	466,000	458,831
3.592%, (3 mo. USD LIBOR + 1.00%), 1/9/20 (2)	455,000	455,935
Lennar Corp., 4.50%, 11/15/19	1,400,000	1,408,750
Nordstrom, Inc., 5.00%, 1/15/44	1,130,000	1,055,000
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (1)	238,852	242,710
WestJet Airlines Ltd., 3.50%, 6/16/21 (1)	955,000	960,415
Wyndham Destinations, Inc.:
5.40%, 4/1/24	293,000	308,365
5.75%, 4/1/27	887,000	929,132
		12,873,800

Consumer, Non-cyclical - 2.2%
Becton Dickinson and Co., 3.476%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (2)	1,715,000	1,715,282
Conagra Brands, Inc.:
3.092%, (3 mo. USD LIBOR + 0.50%), 10/9/20 (2)	780,000	778,379
3.342%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (2)	278,000	278,058
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (1)	520,000	547,079
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	591,000	589,375
		3,908,173

Energy - 1.8%
Oceaneering International, Inc., 4.65%, 11/15/24	1,803,000	1,775,955
TerraForm Power Operating LLC, 6.625%, 6/15/25 (1)	1,418,000	1,494,217
		3,270,172

Financial - 11.4%
Ally Financial, Inc., 4.125%, 3/30/20	3,020,000	3,056,753
Banco Santander SA, 3.614%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (2)	1,165,000	1,161,205
Capital One Financial Corp., 3.303%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (2)	2,550,000	2,545,152
Capital One NA, 3.38%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (2)	520,000	521,984
CBL & Associates LP, 5.25%, 12/1/23	596,000	432,100
Citigroup, Inc.:
3.531%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (2)	1,150,000	1,153,973

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
5.80% to 11/15/19 (3)(4)	1,465,000	1,470,494
6.125% to 11/15/20 (3)(4)	620,000	637,267
Credit Acceptance Corp.:
6.125%, 2/15/21	1,430,000	1,432,681
7.375%, 3/15/23	80,000	83,300
Discover Bank, 4.682% to 8/9/23, 8/9/28 (4)	800,000	829,728
Goldman Sachs Group, Inc. (The), 3.581%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (2)	1,925,000	1,929,313
Radian Group, Inc., 4.875%, 3/15/27	730,000	736,387
Synchrony Financial:
3.806%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (2)	720,000	722,934
3.95%, 12/1/27	382,000	381,737
4.25%, 8/15/24	1,723,000	1,795,562
4.50%, 7/23/25	852,000	894,672
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29 (4)	313,000	324,738
		20,109,980

Industrial - 2.5%
JSL Europe SA, 7.75%, 7/26/24 (1)	895,000	915,138
Owens Corning, 4.30%, 7/15/47	1,276,000	1,081,283
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	1,608,719	1,614,751
Wabtec Corp.:
3.71%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (2)	398,000	396,995
4.95%, 9/15/28	375,000	402,230
		4,410,397

Technology - 3.8%
DXC Technology Co., 3.47%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (2)	3,624,000	3,624,051
Hewlett Packard Enterprise Co., 3.318%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (2)	325,000	325,058
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (1)	560,000	588,000
Seagate HDD Cayman:
4.875%, 6/1/27	410,000	411,634
5.75%, 12/1/34	770,000	757,775
Western Digital Corp., 4.75%, 2/15/26 (5)	1,076,000	1,058,300
		6,764,818

Total Corporate Bonds (Cost $50,630,896)		51,337,340

ASSET-BACKED SECURITIES - 30.0%
Automobile - 0.8%
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class C, 3.75%, 7/20/20 (1)	368,333	368,473
Series 2014-2A, Class B, 3.29%, 2/20/21 (1)	550,000	550,777
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class B, 2.94%, 10/15/24 (1)	447,000	447,269
		1,366,519

6 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Clean Energy - 1.8%
Helios Issuer LLC, Series 2017-1A, Class C, 8.00%, 9/20/49 (1)	1,597,212	1,664,429
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	18,620	18,605
SolarCity LMC Series II LLC, Series 2014-1, Class A, 4.59%, 4/20/44 (1)	595,588	608,728
SolarCity LMC Series III LLC:
Series 2014-2, Class A, 4.02%, 7/20/44 (1)	641,973	647,529
Series 2014-2, Class B, 5.44%, 7/20/44 (1)	259,267	258,853
		3,198,144

Consumer Loan - 17.4%
Avant Loans Funding Trust:
Series 2017-B, Class C, 4.99%, 11/15/23 (1)	1,650,000	1,666,901
Series 2018-A, Class C, 4.79%, 5/15/24 (1)	750,000	761,239
Series 2019-A, Class A, 3.48%, 7/15/22 (1)	281,975	283,089
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (1)	255,539	255,703
Conn’s Receivables Funding LLC:
Series 2017-B, Class B, 4.52%, 4/15/21 (1)	1,924,441	1,928,858
Series 2018-A, Class A, 3.25%, 1/15/23 (1)	71,799	72,086
Series 2018-A, Class B, 4.65%, 1/15/23 (1)	391,983	394,861
Series 2019-A, Class A, 3.40%, 10/16/23 (1)	361,574	363,487
Series 2019-A, Class B, 4.36%, 10/16/23 (1)	2,602,000	2,620,372
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (1)	496,605	497,765
Series 2017-NP2, Class C, 4.87%, 1/16/24 (1)	940,434	948,837
Series 2017-P2, Class A, 2.61%, 1/15/24 (1)	84,064	83,900
Series 2017-P2, Class B, 3.56%, 1/15/24 (1)	2,375,000	2,387,550
Series 2019-P1, Class A, 2.94%, 7/15/26 (1)	310,000	311,079
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (1)	476,668	477,942
Series 2017-2A, Class B, 3.19%, 7/15/24 (1)	1,598,518	1,599,939
Series 2018-1A, Class A, 2.61%, 3/15/28 (1)	175,881	175,817
OneMain Financial Issuance Trust:
Series 2015-1A, Class B, 3.85%, 3/18/26 (1)	1,366,147	1,370,055
Series 2016-1A, Class B, 4.57%, 2/20/29 (1)	2,035,000	2,068,879
Oportun Funding VIII LLC:
Series 2018-A, Class A, 3.61%, 3/8/24 (1)	500,000	505,227
Series 2018-A, Class B, 4.45%, 3/8/24 (1)	620,000	628,181
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23 (1)	2,166,557	2,208,203
Series 2017-2A, Class B, 3.48%, 9/15/23 (1)	278,075	278,478
Series 2017-3A, Class B, 3.36%, 11/15/23 (1)	1,443,677	1,444,111
Series 2018-1A, Class C, 4.87%, 6/17/24 (1)	750,000	762,698
Series 2018-2A, Class B, 3.96%, 10/15/24 (1)	4,640,000	4,701,001
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36 (1)	1,607,786	1,627,171
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29 (1)	427,679	428,148
		30,851,577

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Other - 2.8%
ExteNet LLC, Series 2019-1A, Class B, 4.14%, 7/26/49 (1)(6)	305,000	305,640
Horizon Aircraft Finance II Ltd.:
Series 2019-1, Class B, 4.703%, 7/15/39 (1)(6)	655,000	654,978
Series 2019-1, Class C, 6.90%, 7/15/39 (1)(6)	435,000	438,257
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (1)	200,000	207,862
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (1)	1,878,717	1,957,507
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(7)	868,276	897,614
Series 2017-A, Class C, 4.50%, 5/17/32 (1)	456,158	445,427
		4,907,285

Single-Family Rental - 2.6%
Invitation Homes Trust:
Series 2017-SFR2, Class D, 4.194%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (1)(2)	353,000	353,881
Series 2018-SFR2, Class D, 3.844%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	1,750,000	1,738,696
Series 2018-SFR3, Class D, 4.044%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (1)(2)	1,540,000	1,540,175
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32 (1)	860,000	868,072
		4,500,824

Student Loan - 0.0% (8)
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (1)	14,529	14,590

Timeshare - 0.1%
Sierra Timeshare Receivables Funding LLC:
Series 2014-3A, Class B, 2.80%, 10/20/31 (1)	42,947	42,923
Series 2015-3A, Class B, 3.08%, 9/20/32 (1)	141,402	141,483
		184,406

Whole Business - 4.5%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (1)	475,991	506,845
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	1,073,100	1,099,692
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (1)	984,300	1,020,683
Series 2016-1A, Class A2, 6.125%, 7/20/46 (1)	875,250	924,390
Series 2018-1A, Class A2, 4.739%, 4/20/48 (1)	394,020	414,171
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (1)	1,435,700	1,478,735
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	78,400	81,985
Hardee’s Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (1)	431,738	441,037
Jack In The Box Funding LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49 (1)(6)	515,000	515,000

8 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (1)	744,375	768,685
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (1)	704,675	740,744
		7,991,967

Total Asset-Backed Securities (Cost $52,448,244)		53,015,312

U.S. TREASURY OBLIGATIONS - 11.5%
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23 (9)	1,676,667	1,696,791
0.75%, 7/15/28 (9)	6,002,379	6,257,131
U.S. Treasury Notes:
1.375%, 7/31/19 (5)	4,970,000	4,966,432
1.625%, 8/31/19	7,000,000	6,992,402
2.625%, 2/15/29	377,000	397,389

Total U.S. Treasury Obligations (Cost $20,071,780)		20,310,145

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 7.7%
Bellemeade Re Ltd.:
Series 2015-1A, Class B1, 8.704%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (1)(2)	695,000	697,639
Series 2015-1A, Class M2, 6.704%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	90,057	90,283
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.654%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (2)	1,000,000	1,064,454
Series 2015-HQA2, Class B, 12.904%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (2)	323,562	430,787
Series 2015-HQA2, Class M2, 5.204%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (2)	558,325	567,870
Series 2017-DNA3, Class M2, 4.904%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (2)	1,898,000	1,942,362
Series 2018-DNA2, Class B1, 6.104%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (1)(2)	385,000	394,242
Series 2018-HQA1, Class M2, 4.704%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (2)	1,525,000	1,528,417
Series 2019-DNA2, Class M1, 3.204%, (1 mo. USD LIBOR + 0.80%), 3/25/49 (1)(2)	665,000	666,419
Series 2019-DNA2, Class M2, 4.854%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (1)(2)	1,128,000	1,149,430
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 5.404%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (2)	1,343,355	1,419,527
Series 2014-C04, Class 1M2, 7.304%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (2)	1,490,329	1,651,097
Series 2017-C05, Class 1M1, 2.954%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (2)	1,396,739	1,402,150
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (1)(7)	690,000	697,330

Total Collateralized Mortgage-Backed Obligations (Cost $13,438,714)		13,702,007

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%
Citigroup Commercial Mortgage Trust:
Series 2017-MDRB, Class A, 3.494%, (1 mo. USD LIBOR + 1.10%), 7/15/30 (1)(2)	1,657,830	1,648,785
Series 2017-MDRC, Class C, 3.694%, (1 mo. USD LIBOR + 1.30%), 7/15/30 (1)(2)	500,000	498,341

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES - CONT’D
Series 2017-MDRC, Class D, 4.644%, (1 mo. USD LIBOR + 2.25%), 7/15/30 (1)(2)	2,175,000	2,173,681
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27 (1)	1,000,000	1,002,201
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (1)	500,000	495,406
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 4.494%, (1 mo. USD LIBOR + 2.10%), 5/15/36 (1)(2)	2,225,000	2,229,211
Series 2019-BPR, Class C, 5.444%, (1 mo. USD LIBOR + 3.05%), 5/15/36 (1)(2)	960,000	962,936
Motel 6 Trust:
Series 2017-MTL6, Class B, 3.584%, (1 mo. USD LIBOR + 1.19%), 8/15/34 (1)(2)	1,078,887	1,080,350
Series 2017-MTL6, Class D, 4.544%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	356,693	358,837
Series 2017-MTL6, Class E, 5.644%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (1)(2)	400,730	404,252
RETL Trust, Series 2019-RVP, Class B, 3.944%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (1)(2)	2,905,000	2,915,884

Total Commercial Mortgage-Backed Securities (Cost $13,710,698)		13,769,884

CONVERTIBLE BONDS - 0.7%
Technology - 0.7%
Rovi Corp., 0.50%, 3/1/20	1,355,000	1,324,580

Total Convertible Bonds (Cost $1,321,125)		1,324,580

FLOATING RATE LOANS (10) - 3.4%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 8/21/25	347,375	346,809

Business Equipment and Services - 0.5%
Change Healthcare Holdings, LLC, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 3/1/24	590,709	586,895
First Data Corporation, Term Loan, 4.404%, (1 mo. USD LIBOR + 2.00%), 7/8/22	432,772	432,772
		1,019,667

Cable and Satellite Television - 0.3%
UPC Financing Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 1/15/26	233,215	233,166
Ziggo Secured Finance Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 4/15/25	280,000	274,769
		507,935

Cosmetics/Toiletries - 0.1%
Prestige Brands, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 1/26/24	103,678	103,251

Drugs - 0.3%
Jaguar Holding Company II, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 8/18/22	513,316	510,841

10 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (10) - CONT’D
Electronics/Electrical - 0.9%
Go Daddy Operating Company, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 2/15/24	97,598	97,711
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), 2/1/22	517,752	516,619
MA FinanceCo., LLC, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	61,916	60,832
Seattle Spinco, Inc., Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	418,133	410,815
SolarWinds Holdings, Inc., Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 2/5/24	159,192	158,529
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 4/16/25	140,969	140,587
SS&C Technologies, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 4/16/25	209,593	209,026
		1,594,119

Equipment Leasing - 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.133%, (1 mo. USD LIBOR + 1.75%), 1/15/25	316,233	316,123

Industrial Equipment - 0.1%
Rexnord, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/21/24	99,688	99,708

Insurance - 0.3%
Asurion, LLC, Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 11/3/23	504,720	504,278

Leisure Goods/Activities/Movies - 0.1%
Bombardier Recreational Products, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), 5/23/25	139,298	137,557

Lodging and Casinos - 0.1%
ESH Hospitality, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/30/23	139,300	139,053

Telecommunications - 0.4%
Level 3 Financing, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 2/22/24	210,000	208,534
Sprint Communications, Inc., Term Loan, 4.938%, (1 mo. USD LIBOR + 2.50%), 2/2/24	524,633	517,638
		726,172

Total Floating Rate Loans (Cost $6,023,797)		6,005,513

COMMERCIAL PAPER - 8.9%
AutoZone, Inc., 2.496%, 7/11/19 (1)(11)	1,770,000	1,768,791
CNH Industrial Capital LLC, 2.692%, 7/8/19 (1)(11)	1,700,000	1,699,124
Ford Motor Credit Co. LLC, 3.414%, 8/1/19 (1)(11)	2,265,000	2,258,505
Marriott International, Inc., 2.738%, 7/12/19 (1)(11)	5,100,000	5,095,808
WGL Holdings, Inc., 2.639%, 7/8/19 (1)(11)	5,000,000	4,997,472

Total Commercial Paper (Cost $15,819,700)		15,819,700

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 11

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	1,069,810	1,069,810

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,069,810)		1,069,810

TOTAL INVESTMENTS (Cost $174,534,764) - 99.6%		176,354,291
Other assets and liabilities, net - 0.4%		648,714
NET ASSETS - 100.0%		177,003,005

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $96,297,321, which represents 54.4% of the net assets of the Fund as of June 30, 2019.

(2) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.
(3) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $5,903,166.
(6) When-issued security.
(7) Step coupon security. The interest rate disclosed is that which is in effect on June 30, 2019.
(8) Amount is less than 0.05%.
(9) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(10) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(11) Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2019, the aggregate value of these securities is $15,819,700, representing 8.9% of the Fund’s net assets.

Abbreviations:
LIBOR:	London InterBank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 2-Year Treasury Note	(26)	9/30/19	($5,594,672)	($30,184)
U.S. 5-Year Treasury Note	(70)	9/30/19	(8,270,938)	(103,480)
U.S. Long Treasury Bond	(8)	9/19/19	(1,244,750)	(33,515)
U.S. Ultra 10-Year Treasury Note	(21)	9/19/19	(2,900,625)	(62,874)
U.S. Ultra-Long Treasury Bond	(2)	9/19/19	(355,125)	(11,066)
Total Short				($241,119)
See notes to financial statements.

12 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

CALVERT ABSOLUTE RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $174,534,764) - including $5,903,166 of securities on loan	$176,354,291
Cash	3,924,576
Receivable for variation margin on open futures contracts	2,999
Receivable for investments sold	146,589
Receivable for capital shares sold	231,697
Interest receivable	862,600
Securities lending income receivable	1,150
Receivable from affiliate	7,559
Deposits at broker for futures contracts	111,300
Trustees’ deferred compensation plan	102,116
Other assets	6,472
Total assets	181,751,349

LIABILITIES
Payable for investments purchased	1,323,402
Payable for when-issued securities	1,909,973
Payable for capital shares redeemed	163,272
Deposits for securities loaned	1,069,810
Distributions payable	49,150
Payable to affiliates:
Investment advisory fee	50,115
Administrative fee	17,182
Distribution and service fees	5,772
Sub-transfer agency fee	766
Trustees’ deferred compensation plan	102,116
Accrued expenses	56,786
Total liabilities	4,748,344
NET ASSETS	$177,003,005

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$176,353,612
Distributable earnings	649,393
Total	$177,003,005

NET ASSET VALUE PER SHARE
Class A (based on net assets of $24,844,780 and 1,649,053 shares outstanding)	$15.07
Class C (based on net assets of $857,033 and 56,860 shares outstanding)	$15.07
Class I (based on net assets of $105,715,955 and 7,035,404 shares outstanding)	$15.03
Class R6 (based on net assets of $45,585,237 and 3,033,325 shares outstanding)	$15.03

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$15.66
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 13

CALVERT ABSOLUTE RETURN BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income	$3,231,990
Securities lending income, net	6,591
Total investment income	3,238,581

EXPENSES
Investment advisory fee	268,046
Administrative fee	91,901
Distribution and service fees:
Class A	30,960
Class C	4,670
Trustees’ fees and expenses	5,136
Custodian fees	26,740
Transfer agency fees and expenses	63,544
Accounting fees	18,391
Professional fees	22,297
Registration fees	31,675
Reports to shareholders	8,172
Miscellaneous	13,095
Total expenses	584,627
Waiver and/or reimbursement of expenses by affiliate	(36,804)
Reimbursement of expenses-other	(2,188)
Net expenses	545,635
Net investment income	2,692,946

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(75,085)
Futures contracts	(74,517)
(149,602)

Net change in unrealized appreciation (depreciation) on:
Investment securities	4,805,369
Futures contracts	(350,522)
4,454,847

Net realized and unrealized gain	4,305,245

Net increase in net assets resulting from operations	$6,998,191
See notes to financial statements.

14 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

CALVERT ABSOLUTE RETURN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment income	$2,692,946	$4,529,924
Net realized loss	(149,602)	(460,703)
Net change in unrealized appreciation (depreciation)	4,454,847	(3,661,457)
Net increase in net assets resulting from operations	6,998,191	407,764

Distributions to shareholders:
Class A shares	(417,485)	(612,809)
Class C shares	(12,131)	(19,733)
Class I shares	(2,061,916)	(4,035,434)
Class R6 shares(1)	(272,347)	—
Total distributions to shareholders	(2,763,879)	(4,667,976)

Capital share transactions:
Class A shares	87,955	9,441,384
Class C shares	(104,240)	310,307
Class I shares	(16,901,756)	28,957,809
Class R6 shares(1)	45,500,153	—
Net increase in net assets from capital share transactions	28,582,112	38,709,500

TOTAL INCREASE IN NET ASSETS	32,816,424	34,449,288

NET ASSETS
Beginning of period	144,186,581	109,737,293
End of period	$177,003,005	$144,186,581

(1) For the period from the commencement of operations, May 1, 2019, to June 30, 2019.
See notes to financial statements.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 15

CALVERT ABSOLUTE RETURN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,				Period Ended December 31,
CLASS A SHARES			2018	2017	2016	2015	2014 (1)
Net asset value, beginning	$14.64		$15.07	$15.08	$14.78	$14.93	$15.00
Income from investment operations:
Net investment income (2)	0.24		0.44	0.37	0.49	0.43	0.08
Net realized and unrealized gain (loss)	0.44		(0.42)	0.11	0.42	(0.19)	(0.08)
Total from investment operations	0.68		0.02	0.48	0.91	0.24	—
Distributions from:
Net investment income	(0.25)		(0.45)	(0.37)	(0.48)	(0.38)	(0.05)
Net realized gain	—		—	(0.12)	(0.13)	(0.01)	(0.02)
Total distributions	(0.25)		(0.45)	(0.49)	(0.61)	(0.39)	(0.07)
Total increase (decrease) in net asset value	0.43		(0.43)	(0.01)	0.30	(0.15)	(0.07)
Net asset value, ending	$15.07		$14.64	$15.07	$15.08	$14.78	$14.93
Total return (3)	4.67%	(4)	0.12%	3.21%	6.24%	1.57%	(0.02%)	(4)
Ratios to average net assets: (5)
Total expenses	0.98%	(6)	0.93%	1.09%	1.20%	1.64%	53.67%	(6)
Net expenses	0.96%	(6)	0.93%	1.08%	1.10%	1.10%	1.10%	(6)
Net investment income	3.27%	(6)	2.96%	2.41%	3.30%	2.90%	2.42%	(6)
Portfolio turnover	55%	(4)	88%	111%	104%	132%	114%	(4)
Net assets, ending (in thousands)	$24,845		$24,045	$15,220	$17,022	$12,497	$326

(1) From September 30, 2014 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

CALVERT ABSOLUTE RETURN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,				Period Ended December 31,
CLASS C SHARES			2018	2017	2016	2015	2014 (1)
Net asset value, beginning	$14.65		$15.08	$15.09	$14.79	$14.93	$15.00
Income from investment operations:
Net investment income (2)	0.19		0.33	0.26	0.38	0.32	0.04
Net realized and unrealized gain (loss)	0.42		(0.42)	0.10	0.42	(0.19)	(0.07)
Total from investment operations	0.61		(0.09)	0.36	0.80	0.13	(0.03)
Distributions from:
Net investment income	(0.19)		(0.34)	(0.25)	(0.37)	(0.26)	(0.02)
Net realized gain	—		—	(0.12)	(0.13)	(0.01)	(0.02)
Total distributions	(0.19)		(0.34)	(0.37)	(0.50)	(0.27)	(0.04)
Total increase (decrease) in net asset value	0.42		(0.43)	(0.01)	0.30	(0.14)	(0.07)
Net asset value, ending	$15.07		$14.65	$15.08	$15.09	$14.79	$14.93
Total return (3)	4.28%	(4)	(0.68%)	2.41%	5.46%	0.82%	(0.22%)	(4)
Ratios to average net assets: (5)
Total expenses	1.73%	(6)	1.68%	3.42%	3.33%	4.43%	2,859.43%	(6)
Net expenses	1.71%	(6)	1.68%	1.84%	1.85%	1.85%	1.85%	(6)
Net investment income	2.52%	(6)	2.20%	1.69%	2.57%	2.13%	1.11%	(6)
Portfolio turnover	55%	(4)	88%	111%	104%	132%	114%	(4)
Net assets, ending (in thousands)	$857		$934	$649	$1,126	$900	$5

(1) From September 30, 2014 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 17

CALVERT ABSOLUTE RETURN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,				Period Ended December 31,
CLASS I SHARES			2018	2017	2016	2015	2014 (1)
Net asset value, beginning	$14.60		$15.02	$15.04	$14.74	$14.93	$15.00
Income from investment operations:
Net investment income (2)	0.26		0.48	0.43	0.56	0.48	0.08
Net realized and unrealized gain (loss)	0.44		(0.41)	0.10	0.42	(0.19)	(0.06)
Total from investment operations	0.70		0.07	0.53	0.98	0.29	0.02
Distributions from:
Net investment income	(0.27)		(0.49)	(0.43)	(0.55)	(0.47)	(0.07)
Net realized gain	—		—	(0.12)	(0.13)	(0.01)	(0.02)
Total distributions	(0.27)		(0.49)	(0.55)	(0.68)	(0.48)	(0.09)
Total increase (decrease) in net asset value	0.43		(0.42)	(0.02)	0.30	(0.19)	(0.07)
Net asset value, ending	$15.03		$14.60	$15.02	$15.04	$14.74	$14.93
Total return (3)	4.83%	(4)	0.43%	3.59%	6.73%	1.93%	0.13%	(4)
Ratios to average net assets: (5)
Total expenses	0.73%	(6)	0.68%	0.70%	0.68%	1.11%	2.72%	(6)
Net expenses	0.66%	(6)	0.65%	0.65%	0.65%	0.65%	0.65%	(6)
Net investment income	3.57%	(6)	3.22%	2.82%	3.76%	3.25%	2.01%	(6)
Portfolio turnover	55%	(4)	88%	111%	104%	132%	114%	(4)
Net assets, ending (in thousands)	$105,716		$119,207	$93,868	$54,389	$39,101	$10,011

(1) From September 30, 2014 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

18 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

CALVERT ABSOLUTE RETURN BOND FUND
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2019 (1) (Unaudited)
CLASS R6 SHARES
Net asset value, beginning	$15.00
Income from investment operations:
Net investment income	0.09
Net realized and unrealized gain	0.03
Total from investment operations	0.12
Distributions from:
Net investment income	(0.09)
Total distributions	(0.09)
Total increase in net asset value	0.03
Net asset value, ending	$15.03
Total return (2)	0.81%	(3)
Ratios to average net assets: (4)
Total expenses	0.62%	(5)
Net expenses	0.62%	(5)
Net investment income	3.57%	(5)
Portfolio turnover	55%	(3)(6)
Net assets, ending (in thousands)	$45,585

(1) For the period from the commencement of operations, May 1, 2019, to June 30, 2019.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
(6) For the six months ended June 30, 2019.
See notes to financial statements.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 19

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Absolute Return Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good

20 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$51,337,340	$—	$51,337,340
Asset-Backed Securities	—	53,015,312	—	53,015,312
U.S. Treasury Obligations	—	20,310,145	—	20,310,145
Collateralized Mortgage-Backed Obligations	—	13,702,007	—	13,702,007
Commercial Mortgage-Backed Securities	—	13,769,884	—	13,769,884
Convertible Bonds	—	1,324,580	—	1,324,580
Floating Rate Loans	—	6,005,513	—	6,005,513
Commercial Paper	—	15,819,700	—	15,819,700
Short Term Investment of Cash Collateral for Securities Loaned	1,069,810	—	—	1,069,810
Total Investments	$1,069,810	$175,284,481	$—	$176,354,291

Liabilities
Futures Contracts	$(241,119)	$—	$—	$(241,119)
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C. Share Class Accounting: Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D. Floating Rate Loans: The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 21

E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Distributions to Shareholders: The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. Prior to February 1, 2019, dividends from net investment income were declared monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
K. Interim Financial Statements: The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the investment advisory fee amounted to $268,046.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68% and 0.68% (1.02%, 1.77% and 0.65% prior to May 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 0.65% of the Fund’s average daily

22 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

net assets for Class R6. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the six months ended June 30, 2019, CRM waived or reimbursed expenses of $36,804.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended June 30, 2019, CRM was paid administrative fees of $91,901.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2019 amounted to $30,960 and $4,670 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $4,147 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2019. The Fund was also informed that EVD received $152 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $4,196 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended June 30, 2019, the Fund’s allocated portion of such expense and reimbursement was $2,188, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $57,182,434 and $61,610,267, respectively. Purchases and sales of U.S. government and agency securities were $19,341,051 and $17,643,620, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $553,115 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $553,115 are short-term.
Additionally, at December 31, 2018, the Fund had a net capital loss of $43,159 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2019.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 23

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$174,537,567
Gross unrealized appreciation	$2,023,041
Gross unrealized depreciation	(447,436)
Net unrealized appreciation (depreciation)	$1,575,605
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2019 is included in the Schedule of Investments. During the six months ended June 30, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$—	($241,119)	(1)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	($74,517)	($350,522)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2019 was approximately $2,525,000 and $12,259,000, respectively.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2019, the total value of securities on loan, including accrued interest, was $5,947,096 and the total value of collateral received was $6,061,560, comprised of cash of $1,069,810 and U.S Government and/or agencies securities of $4,991,750.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

24 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$1,069,810	$—	$—	$—	$1,069,810
U.S. Treasury Obligations	4,991,750	—	—	—	4,991,750
Total	$6,061,560	$—	$—	$—	$6,061,560
The carrying amount of the liability for deposits for securities loaned at June 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2019.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed unsecured line of credit agreement with SSB, which is in effect through June 19, 2020. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the increase of the facility in June 2019. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at June 30, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2019.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 25

NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	433,587	$6,491,228	1,235,751	$18,461,167
Reinvestment of distributions	20,532	307,564	31,043	461,554
Shares redeemed	(450,438)	(6,753,452)	(634,509)	(9,481,337)
Converted from Class C	2,874	42,615	—	—
Net increase	6,555	$87,955	632,285	$9,441,384

Class C
Shares sold	6,643	$99,360	30,167	$451,195
Reinvestment of distributions	753	11,280	1,223	18,183
Shares redeemed	(11,466)	(172,265)	(10,646)	(159,071)
Converted to Class A	(2,874)	(42,615)	—	—
Net increase (decrease)	(6,944)	($104,240)	20,744	$310,307

Class I
Shares sold	3,547,769	$53,007,634	4,379,354	$65,312,147
Reinvestment of distributions	128,428	1,918,543	260,316	3,863,155
Shares redeemed	(4,804,969)	(71,827,933)	(2,723,115)	(40,217,493)
Net increase (decrease)	(1,128,772)	($16,901,756)	1,916,555	$28,957,809

Class R6 (1)
Shares sold	3,015,187	$45,227,806	—	$—
Reinvestment of distributions	18,138	272,347	—	—
Net increase	3,033,325	$45,500,153	—	$—

(1) For the period from the commencement of operations, May 1, 2019, to June 30, 2019.
At June 30, 2019, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned 11.5% and 14.3%, respectively, of the value of the outstanding shares of the Fund.

26 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 27

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the
Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Absolute Return Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

28 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of Fund’s peer universe for the one-year period ended September 30, 2018 and its benchmark index for the three-year period ended September 30, 2018, while the Fund had underperformed the median of the Fund’s peer universe for the three-year period ended September 30, 2018 and its benchmark index for the one-year period ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 29

OFFICERS AND TRUSTEES

Officers

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Trustees

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

30 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (Unaudited) 31

This page intentionally left blank.

CALVERT ABSOLUTE RETURN BOND FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24176 6.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.  Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MANAGEMENT SERIES

By:    /s/ John H. Streur
John H. Streur
President

Date:    August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     August 26, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     August 26, 2019